Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Statement of financial position [abstract]
Ordinary shares par value (in Dollars per share)
Ordinary shares authorized	1,000,000,000	1,000,000,000
Ordinary shares issued	475,560,699	316,442,738
Ordinary shares outstanding	475,560,699	316,442,738